UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD ETHICAL FUND (ADJEX)

AZZAD WISE CAPITAL FUND (WISEX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2013

(UNAUDITED)

AZZAD FUNDS

8000 Town Centre Drive •  Suite 400  •  Broadview Heights, Ohio 44147

888-350-3369 or 440-922-0066   •  Fax: 440-526-4446  •  www.azzadfunds.com

Azzad Asset Management, Inc. • Advisor to the Azzad Funds • 888.862.9923

AZZAD ETHICAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AZZAD WISE CAPITAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Country Breakdown – as a % of Net Assets

Turkey	27.93%
Cayman Islands	10.88%
United Arab Emirates	10.11%
Malaysia	7.56%
United States	5.18%
Qatar	5.18%
Indonesia	3.51%
Saudi Arabia	2.83%
Kuwait	1.31%
Bermuda	0.87%
Jersey	0.51%
Switzerland	0.19%

Azzad Ethical Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 94.89%

Agricultural Chemicals - 1.80%
3,431	CF Industries Holdings, Inc.	$ 799,560

Ball & Roller Bearings - 1.34%
10,806	Timken Co.	595,086

Cable & Other Pay Television Services - 1.23%
6,299	Scripps Network Interactive, Inc., Class A	544,297

Computer Communications Equipment - 0.98%
4,813	F5 Networks, Inc. *	437,309

Computer Storage Devices - 1.02%
6,423	Sandisk Corp.	453,078

Crude Petroleum & Natural Gas - 2.64%
7,367	Gulfport Energy Corp. *	465,079
10,354	Noble Energy, Inc.	705,211
		1,170,290
Electromedical & Electrotherapeutic Apparatus - 1.56%
8,082	Thoratec Corp. *	295,801
5,110	Varian Medical Systems, Inc. *	396,996
		692,797
Electronic Computers - 0.69%
546	Apple Computer, Inc.	306,317

Fabricated Structural Metal Products - 1.44%
4,274	Valmont Industries, Inc.	637,339

Food & Kindred Products - 1.50%
7,978	Mead Johnson Nutrition Co.	668,237

Heavy Construction (Other Than Building Construction) - 2.82%
7,317	Fluor Corp.	587,482
10,561	Jacobs Engineering Group, Inc. *	665,237
		1,252,719
Industrial Instruments for Measurement, Display and Control - 1.26%
4,031	Roper Industries, Inc.	559,019

Industrial Organic Chemicals - 3.19%
1,962	NewMarket Corp.	655,602
6,233	Westlake Chemical Corp.	760,862
		1,416,464
Leather & Leather Products - 1.06%
5,785	Michael Kors Holdings Ltd. (China) *	469,684

Machine Tools Metal Cutting Types - 1.88%
16,068	Kennametal, Inc.	836,661

Measuring & Controlling Devices, NEC - 1.10%
14,078	Trimble Navigation Ltd. *	488,507

Men's and Boys' Furnishings, Work Clothes, and Allied Garments - 1.09%
3,567	PVH Corp.	485,183

Miscellaneous Fabricated Metal Products - 1.58%
5,447	Parker Hannifin Corp.	700,702

Miscellaneous Food Preparations & Kindred Products - 1.49%
8,764	Green Mountain Coffee Roasters, Inc. *	662,033

Motor Vehicle Parts & Accessories - 2.01%
4,437	Autoliv, Inc. (Sweden)	407,317
8,716	Borgwarner, Inc.	487,312
		894,629
Oil & Gas Field Machinery & Equipment - 3.06%
10,965	Cameron International Corp. *	652,746
6,922	Oil States International, Inc. *	704,106
		1,356,852
Ophthalmic Goods - 0.99%
3,561	The Cooper Companies, Inc.	440,994

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.12%
10,346	Steris Corp.	497,125

Petroleum Refining - 1.73%
15,493	HollyFrontier Corp.	769,847

Pharmaceutical Preparations - 9.38%
4,762	Alexion Pharmaceuticals, Inc. *	632,794
8,055	BioMarin Pharmaceutical, Inc. *	566,669
4,585	Perrigo Co. (Ireland)	703,614
2,448	Regeneron Pharmaceuticals, Inc. *	673,788
8,317	Salix Pharmaceuticals Ltd. *	748,031
7,428	United Therapeutics Corp. *	839,958
		4,164,854
Plastics, Materials, Synthetic Resins & Non-Vulcan Elastomers - 1.11%
7,794	Albemarle Corp.	494,062

Plastics Products, NEC - 1.03%
4,860	Tupperware Brands Corp.	459,416

Retail-Auto & Home Supply Stores - 1.52%
5,228	O'Reilly Automotive, Inc. *	672,896

Retail-Food Stores - 1.71%
12,967	GNC Holdings, Inc.	757,921

Retail-Home Furniture, Furnishings & Equipment Stores - 1.45%
8,008	Bed Bath & Beyond, Inc. *	643,042

Retail-Shoe Stores - 1.71%
18,367	Footlocker, Inc.	761,129

Retail-Variety Stores - 1.58%
11,616	Dollar General Corp. *	700,677

Rubber & Plastics Footwear - 1.83%
9,599	Deckers Outdoor Corp. *	810,732

Semiconductors & Related Devices - 2.56%
9,513	Microchip Technology, Inc.	425,707
27,945	ON Semiconductor Corp. *	230,267
16,884	Skyworks Solution, Inc. *	482,207
		1,138,181
Services-Advertising Agencies - 0.79%
15,001	ValueClick, Inc. *	350,573

Services-Business Services, NEC - 2.22%
10,318	Akamai Technologies, Inc. *	486,803
429	Priceline.com, Inc. *	498,670
		985,473
Services-Commercial Physical & Biological Research - 1.05%
9,231	Incyte Corp. *	467,366

Services-Computer Integrated Systems - 1.57%
11,756	Jack Henry & Associates, Inc.	696,073

Services-Computer Programming, Data Processing, Etc. - 1.12%
2,295	LinkedIn Corp., Class A *	497,625

Services-Consumer Credit Report - 1.23%
7,897	Equifax, Inc.	545,604

Services-Help Supply Services - 1.43%
15,147	Robert Half International, Inc.	636,023

Services-Management Consulting - 2.10%
7,321	Towers Watson & Co., Class A *	934,233

Services-Prepackaged Software - 6.30%
5,165	Ansys, Inc. *	450,388
6,928	Citrix Systems, Inc. *	438,196
10,929	Informatica Corp. *	453,554
7,411	Splunk, Inc. *	508,913
25,599	Symantec Corp.	603,624
15,314	Tibco Software, Inc. *	344,259
		2,798,934
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.99%
7,032	Carpenter Technology Corp.	437,390

Trucking (No Local) - 1.65%
13,785	Old Dominion Freight Line, Inc. *	730,881

Watches, Clocks, Clockwork Operated Devices/Parts - 1.34%
4,962	Fossil Group, Inc.	595,142

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.77%
6,870	Henry Schein, Inc. *	784,966

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 4.24%
11,613	AmersourceBergen Corp.	816,510
7,723	Nu Skin Enterprises, Inc., Class A	1,067,473
		1,883,983
Wholesale-Groceries & General Line - 1.96%
11,521	United Natural Foods, Inc. *	868,568

Wholesale-Motor Vehicles & Motor Parts & Supplies - 1.26%
6,707	Genuine Parts Co.	557,955

Women's, Misses', Children's & Infants' Undergarments - 1.41%
20,092	Guess?, Inc.	624,258

TOTAL FOR COMMON STOCKS (Cost $31,319,332) - 94.89%		42,132,686

TOTAL FOR INVESTMENTS (Cost $31,319,332) - 94.89%		42,132,686

OTHER ASSETS LESS LIABILITIES - 5.11%		2,269,164

NET ASSETS - 100.00%		$ 44,401,850

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

	Azzad Wise Capital Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 6.68%

Beverages - 0.28%
1,953	The Coca-Cola Co.	$ 80,678
1,002	PepsiCo, Inc.	83,106
		163,784
Commercial Banks Non-US - 1.31%
270,945	Kuwait Finance House (Kuwait) *	767,658

Construction, Mining & Materials Handling Machinery & Equipment - 0.17%
1,017	Dover Corp.	98,181

Converted Paper & Paperboard Products - 0.15%
831	Kimberly-Clark Corp.	86,806

Cutlery, Handtools & General Hardware - 0.14%
1,031	Stanley Black & Decker, Inc.	83,191

Electromedical & Electrotherapeutic Apparatus - 0.15%
1,591	Medtronic, Inc.	91,307

Electronic & Other Electrical Equipment - 0.17%
1,413	Emerson Electric Co.	99,164

General Industrial Machinery & Equipment - 0.17%
1,165	Illinois Tool Works, Inc.	97,953

Household Furniture - 0.14%
2,598	Leggett & Platt, Inc.	80,382

Industrial Inorganic Chemicals - 0.16%
856	Air Products & Chemicals, Inc.	95,684

Men's & Boy's Furnishings - 0.37%
1,796	Cintas Corp.	107,024
1,760	VF Corp.	109,718
		216,742
Miscellaneous Food Preparations & Kindred Products - 0.14%
1,176	McCormick & Company, Inc.	81,050

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.17%
528	PPG Industries, Inc.	100,140

Perfumes, Cosmetics & Other Toilet Preparations - 0.15%
1,384	Colgate-Palmolive Co.	90,251

Pharmaceutical Preparations - 0.46%
2,212	Abbott Laboratories	84,786
1,870	AbbVie, Inc.	98,755
974	Johnson & Johnson	89,209
		272,750
Retail-Variety Stores - 0.29%
1,353	Family Dollar Stores, Inc.	87,904
1,075	Wal-Mart Stores, Inc.	84,592
		172,496
Retail-Building Materials, Hardware, Garden Supply - 0.14%
439	The Sherwin-Williams Co.	80,556

Retail-Drug Stores & Proprietary Store - 0.17%
1,733	Walgreen Co.	99,544

Retail-Lumber & Other Building Materials - 0.17%
1,966	Lowe's Companies, Inc.	97,415

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.15%
1,055	The Procter Gamble Co.	85,888

Specialty Industry Machinery (No Metalworking Machinery) - 0.19%
1,412	Pentair Ltd. (Switzerland)	109,670

Specialty Cleaning, Polishing & Sanitation Preparations - 0.15%
963	The Clorox Co.	89,328

Surgical & Medical Instruments & Apparatus - 0.51%
740	3M Co.	103,785
824	Becton, Dickinson & Co.	91,044
789	C.R. Bard, Inc.	105,679
		300,508
Telephone Communications - 0.14%
2,288	AT&T, Inc.	80,446

Wholesale-Motor Vehicle Supplies & New Parts - 0.15%
1,051	Genuine Parts Co.	87,433

Wholesale-Chemicals & Allied Products - 0.15%
971	Sigma-Aldrich Corp.	91,284

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.20%
1,758	Cardinal Health, Inc.	117,452

Wholesale-Durable Goods - 0.14%
314	W.W. Grainger, Inc.	80,202

TOTAL FOR COMMON STOCKS (Cost $2,988,026) - 6.68%		3,917,265

OPEN END MUTUAL FUND - 2.50%
131,554	Qatar Islamic Bank	1,467,622
TOTAL FOR OPEN END MUTUAL FUND (Cost $1,476,690) - 2.50%		1,467,622

SUKUKS - 39.77%
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates)	302,625
1,000,000	ADIB Sukuk, 3.745% 11/04/2015 (United Arab Emirates)	1,041,000
1,000,000	ADCB Islamic Finance, 4.071%, 11/22/2016 (Cayman Islands)	1,057,500
300,000	AHB Sukuk Co., 3.267%, 10/08/2018 (Cayman Islands)	303,750
500,000	Dewa Sukuk 2013 Ltd., 3.00%, 3/05/2018 (Cayman Islands)	500,900
1,000,000	Dib Tier 1 Sukuk Ltd., 6.25%, 3/29/2049 (Cayman Islands)	965,000
1,900,000	EIB Sukuk, Ltd. 4.718%, 1/18/2017 (United Arab Emirates)	2,009,250
1,900,000	EIB Sukuk, Ltd. 4.147%, 1/11/2018 (United Arab Emirates)	1,980,750
500,000	Emirat Medjool Ltd., 3.875%, 3/19/2023 (Cayman Islands)	428,189
500,000	FGB Sukuk, 3.797%, 8/2/2016 (Cayman Islands)	523,150
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	512,008
300,000	IDB Trust Services, Ltd., 1.535%, 6/04/2018 (Jersey)	299,250
1,080,000	MAF Sukuk, Ltd., 5.85%, 2/7/2017 (Cayman Islands)	1,169,100
500,000	Ooredoo Tamweel Ltd., 3.039%, 12/03/2018 (Cayman Islands)	497,848
1,600,000	Perusahaan Pener Indois Sukuk, 4.00%, 11/21/2018 (Indonesia)	1,568,000
600,000	Perusahaan Pener Indois Sukuk, 3.30%, 11/21/2022 (Indonesia)	495,000
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015 (United Arab Emirates)	603,200
800,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	798,000
1,650,000	Saudi Electricity Global Sukuk, 4.211%, 4/03/2022 (Saudi Arabia)	1,662,375
1,000,000	Saudi Electricity Global Sukuk, 3.473%, 4/08/2023 (Cayman Islands)	944,000
2,200,000	Sime Darby Global Sukuk, 3.29%, 1/29/2023 (Malaysia)	2,010,494
800,000	SOQ Sukuk Q.S.C., 3.241%, 1/18/2023 (Qatar)	775,200
500,000	TF Varlik Kiralama Sukuk, 3.95%, 5/02/2018 (Turkey)	477,200
1,170,000	Wakala Global Sukuk BHD, 4.646%, 7/6/2021 (Malaysia)	1,217,387
1,170,000	Wakala Global Sukuk BHD, 2.991%, 7/6/2016 (Malaysia)	1,215,316
TOTAL FOR SUKUKS (Cost $23,768,573) - 39.77%		23,356,492

BANK DEPOSITS - 23.85%
2,119,895	Bank Asya, 4.29%, 1/23/2014 (Turkey)	2,119,895
390,651	Kuveyt Turk Participation Bank, 2.549%, 11/14/2014 (Turkey)	390,651
1,069,960	Kuveyt Turk Participation Bank, 2.78%, 10/12/2014 (Turkey)	1,069,960
2,144,006	Kuveyt Turk Participation Bank, 3.10%, 01/08/2014 (Turkey)	2,144,006
1,999,980	Kuveyt Turk Participation Bank, 3.40%, 03/06/2014 (Turkey)	1,999,980
1,699,985	Kuveyt Turk Participation Bank, 3.67%, 01/23/2014 (Turkey)	1,699,985
2,156,111	Turkiye Finans Bank, 4.50%, 1/16/2014 (Turkey)	2,156,111
2,426,799	Turkiye Finans Bank, 5.50%, 1/6/2014 (Turkey)	2,426,799
TOTAL FOR BANK DEPOSITS (Cost $14,007,387) - 23.85%		14,007,387

SHORT TERM INVESTMENTS - 3.26%
728,751	Albaraka Turk Participation Bank, 3.28%, 10/16/2014 (Turkey)	728,751
499,950	Albaraka Turk Participation Bank, 4.03%, 2/18/2014 (Turkey)	499,950
688,774	Albaraka Turk Participation Bank, 4.44%, 1/31/2014 (Turkey)	688,774
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $1,917,475) - 3.26%		1,917,475

TOTAL FOR INVESTMENTS (Cost $44,158,151) - 76.06%		44,666,241

OTHER ASSETS LESS LIABILITIES - 23.94%		14,061,649

NET ASSETS - 100.00%		$ 58,727,890

* Non-Income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Assets and Liabilities
December 31, 2013 (Unaudited)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Assets:
Investment Securities at Value (Cost $31,319,332 and $44,158,151, respectively)	$ 42,132,686	$ 44,666,241
Cash	2,239,262	13,840,043
Receivables:
Shareholder Subscriptions	70,511	22,041
Dividends and Interest	21,408	551,385
Prepaid Expenses	17,104	25,828
Total Assets	44,480,971	59,105,538
Liabilities:
Shareholder Redemptions	-	298,138
Due to Advisor	23,209	58,980
Due to Administrator	764	764
Distribution Fees	37,031	-
Trustee Fees	1,260	1,265
Accrued Expenses	16,857	18,501
Total Liabilities	79,121	377,648
Net Assets	$ 44,401,850	$ 58,727,890

Net Assets Consist of:
Paid In Capital	$ 33,639,946	$ 58,614,458
Undistributed Net Investment Income (Loss)	(64,856)	15,391
Accumulated Realized Gain (Loss) on Investments	13,406	(410,049)
Unrealized Appreciation in Value of Investments	10,813,354	508,090
Net Assets, for 3,341,313 and 5,785,146 Shares Outstanding, respectively	$ 44,401,850	$ 58,727,890

Net Asset Value Per Share	$ 13.29	$ 10.15

Redemption Price Per Share ($13.29*0.98; $10.15*0.98) Note 5*	$ 13.02	$ 9.95

* The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase for the Azzad Ethical Fund and for the Azzad Wise Capital Fund.

The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Operations
For the six months ended December 31, 2013 (Unaudited)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Investment Income:
Dividends (Net of foreign taxes withheld $0 and $0, respectively)	$ 166,339	$ 34,773
Interest (Net of foreign taxes withheld $0 and $0, respectively)	-	695,111
Total Investment Income	166,339	729,884

Expenses:
Advisory	159,111	328,611
Distribution	29,833	13,807
Legal	6,764	3,067
Transfer Agent	21,465	23,620
Audit	5,637	6,657
Registration	11,499	8,962
Administrative	4,536	4,536
Custody	2,272	15,333
Miscellaneous	3,356	4,437
Printing	3,256	552
Trustee	41	1,023
Insurance	412	167
Total Expenses	248,182	410,772
Fees Waived and Reimbursed or Recouped by the Advisor (Note 3)	(51,283)	682
Net Expenses	196,899	411,454

Net Investment Income (Loss)	(30,560)	318,430

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	1,177,215	(197,312)
Net Change in Unrealized Appreciation on Investments	6,364,951	1,034,043
Net Realized and Unrealized Gain on Investments	7,542,166	836,731

Net Increase in Net Assets Resulting from Operations	$ 7,511,606	$ 1,155,161

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2013	6/30/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (30,560)	$ 25,904
Net Realized Gain on Investments	1,177,215	3,870,779
Unrealized Appreciation on Investments	6,364,951	466,484
Net Increase in Net Assets Resulting from Operations	7,511,606	4,363,167

Distributions to Shareholders:
Net Investment Income	(25,890)	(34,310)
Realized Gains	(4,657,002)	(387,283)
Total Distributions	(4,682,892)	(421,593)

Capital Share Transactions	7,404,235	8,239,239

Total Increase in Net Assets	10,232,949	12,180,813

Net Assets:
Beginning of Period	34,168,901	21,988,088

End of Period (Includes Undistributed Net Investment Loss of
$(64,856) and $(8,406), respectively)	$ 44,401,850	$ 34,168,901

The accompanying notes are an integral part of these financial statements.

Azzad Wise Capital Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2013	6/30/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 318,430	$ 675,868
Net Realized Gain (Loss) on Investments	(197,312)	757,270
Unrealized Appreciation (Depreciation) on Investments	1,034,043	(698,383)
Net Increase in Net Assets Resulting from Operations	1,155,161	734,755

Distributions to Shareholders:
Net Investment Income	(282,456)	(724,307)
Realized Gains	(629,646)	(295,406)
Total Distributions	(912,102)	(1,019,713)

Capital Share Transactions	4,676,007	23,441,835

Total Increase in Net Assets	4,919,066	23,156,877

Net Assets:
Beginning of Period	53,808,824	30,651,947

End of Period (Includes Undistributed Net Investment Income (Loss)	$ 58,727,890	$ 53,808,824
of $15,391 and $(20,583), respectively)

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2013		6/30/2013		6/30/2012		6/30/2011		6/30/2010	6/30/2009

Net Asset Value, at Beginning of Year	$ 12.24		$ 10.77		$ 10.74		$ 8.24		$ 6.78	$ 9.25

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)		0.01		(0.02)		(0.01)		(0.02)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.60		1.62		0.05		3.13		1.48	(2.41)
Total from Investment Operations	2.59		1.63		0.03		3.12		1.46	(2.47)

Distributions:
Net Investment Income	(0.01)		(0.01)		0.00		0.00	***	0.00	0.00
Realized Gains	(1.53)		(0.15)		0.00		(0.62)		0.00	0.00
Total Distributions	(1.54)		(0.16)		0.00		(0.62)		0.00	0.00

Redemption Fees (a)	0.00	***	0.00	***	0.00	***	0.00	***	0.00	0.00

Net Asset Value, at End of Year	$ 13.29		$ 12.24		$ 10.77		$ 10.74		$ 8.24	$ 6.78

Total Return **	21.21%		15.36%		0.28%		38.42%		21.53%	(26.70)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 44,402		$ 34,169		$ 21,988		$ 14,054		$ 8,479	$ 6,069
Before Waivers
Ratio of Expenses to Average Net Assets	1.25%	†	1.35%		1.41%		1.65%		1.75%	3.36%
Ratio of Net Investment Loss to Average Net Assets	(0.41)%	†	(0.27)%		(0.65)%		(0.72)%		(1.05)%	(2.37)%
After Waivers
Ratio of Expenses to Average Net Assets	0.99%	†	0.99%		0.99%		0.99%		0.99%	1.90%
Ratio of Net Investment Loss to Average Net Assets	(0.15)%	†	0.09%		(0.22)%		(0.06)%		(0.29)%	(0.91)%
Portfolio Turnover	24.98%		103.43%		13.48%		27.84%		90.62%	21.11%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Amount calculated is less than $0.005 per share.
† Annualized
The accompanying notes are an integral part of these financial statements.

Azzad Wise Capital Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended				Period Ended
	12/31/2013		6/30/2013	6/30/2012		6/30/2011	6/30/2010	#

Net Asset Value, at Beginning of Period	$ 10.09		$ 10.07	$ 10.22		$ 9.82	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.06		0.16	0.10		0.01	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.16		0.10	(0.02)		0.42	(0.19)
Total from Investment Operations	0.22		0.26	0.08		0.43	(0.17)

Distributions:
Net Investment Income	(0.05)		(0.16)	(0.08)		(0.01)	(0.01)
Realized Gains	(0.11)		(0.08)	(0.15)		(0.02)	0.00
Total Distributions	(0.16)		(0.24)	(0.23)		(0.03)	(0.01)

Redemption Fees (a)	0.00		0.00	0.00	***	0.00	0.00

Net Asset Value, at End of Period	$ 10.15		$ 10.09	$ 10.07		$ 10.22	$ 9.82

Total Return **	2.20%		2.61%	0.86%		4.34%	(1.66)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 58,728		$ 53,809	$ 30,652		$ 26,934	$ 12,790
Before Waivers
Ratio of Expenses to Average Net Assets	1.49%	†	1.53%	1.63%		1.83%	2.16%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	1.16%	†	1.52%	0.82%		(0.28)%	0.00%	†
After Waivers
Ratio of Expenses to Average Net Assets	1.49%	†	1.49%	1.49%		1.49%	1.49%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	1.15%	†	1.56%	0.96%		0.06%	0.67%	†
Portfolio Turnover	6.14%		45.40%	234.93%		701.30%	100.46%

† Annualized
(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Amount calculated is less than $0.005 per share.
# For the period April 6, 2010 (commencement of investment operations) through June 30, 2010.
The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013 (UNAUDITED)

Note 1.

Organization

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the following Funds: The Azzad Ethical Fund (the “Ethical Fund”), commenced operations on December 22, 2000 and is registered as a non-diversified fund.  The Azzad Wise Capital Fund (the “Wise Fund”), commenced operations on April 6, 2010 and is registered as a non-diversified fund. The series included in these financial statements are collectively referred to as the "Funds". Azzad Asset Management, Inc. (“Adviser”) is the investment adviser to both Funds (see Note 4).

The Ethical Fund’s primary investment objective is to provide shareholders with long-term capital appreciation consistent with ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) programs.

Non-Diversification Risk- The Funds are non-diversified, which means they may invest a greater percentage of their assets in a fewer number of holdings as compared to other mutual funds that are more broadly diversified.  As a result, the Funds’ share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Funds’ portfolio may have a significant negative impact of the Funds’ performance.

Note 2.

Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Wise Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Wise Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income- Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distrusted, the Funds could incur a tax expense.

In addition, the Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2010-2013, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Redemption Fees- The Ethical Fund and the Wise Fund charge a 2.00% redemption fee for shares redeemed within 90 days of investment.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fees charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.  See Note 5.

Dividends and Distributions to Shareholders- The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis.  The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.  Please see Note 7 for additional information on dividends paid.

Estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Event- Management has evaluated the impact of all subsequent events through the date of the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Securities Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Sukuks. The Wise Fund may invest in Sukuks. Sukuks are certificates, similar to bonds, issued by the issuer to obtain an up-front payment in exchange for an income stream to be generated by certain assets of the issuer. Generally, the issuer sells the investor a certificate, which the investor then rents back to the issuer for a predetermined rental fee.  The issuer also makes a contractual promise to buy back the certificate at a future date at par value.  While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk.  Issuers of Sukuks are anticipated to be international financial institutions, foreign governments and agencies of foreign governments.  Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment.  At December 31, 2013, 39.77% of the Wise Fund’s net assets were invested in Sukuks.  These instruments will be categorized as level 2 investments in the fair value hierarchy.

Bank Deposits. In a typical bank deposit, a bank raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities. The bank is responsible for monitoring the underlying investments to make sure that they will achieve the anticipated profit rate agreed upon in the contract on the maturity date. If the bank makes any profit by the maturity date, the profits are shared with investors according to a pre-agreed ratio. Conversely, if a loss is made, it is borne by the investors in the absence of gross negligence, fraud or willful default by the bank. The bank provides investors with monthly indicative profit rates for their investments.  Bank deposits will be categorized as level 2 investment in the fair value hierarchy.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of December 31, 2013:

Azzad Ethical Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 42,132,686	$ -	$ -	$ 42,132,686
	$ 42,132,686	$ -	$ -	$ 42,132,686

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Ethical Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Ethical Fund did not hold any derivative instruments at any time during the period ended December 31, 2013.

Azzad Wise Capital Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 3,917,265	$ -	$ -	$ 3,917,265
Open End Mutual Funds	1,467,622	-	-	1,467,622
Sukuks	-	23,356,492	-	23,356,492
Bank Deposits	-	14,007,387	-	14,007,387
Short-Term Investments	1,917,475	-	-	1,917,475
	$ 7,302,362	$ 37,363,879	$ -	$ 44,666,241

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Wise Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Wise Fund did not hold any derivative instruments at any time during the period ended December 31, 2013.

Note 4.

Transactions with the Adviser and Affiliates

Advisory Agreement - Azzad Asset Management, Inc. (the "Adviser") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service, the Adviser receives a monthly management fee at the annual rate of 0.80% and 1.19% of the average daily net assets for the Ethical Fund and Wise Fund, respectively.

For the six months ended December 31, 2013, the Adviser earned $159,111 and $328,611 for the Ethical Fund and Wise Fund, respectively. At December 31, 2013, the Adviser was owed $23,209 and $58,980 for the Ethical Fund and Wise Fund, respectively.

The Funds’ adviser has agreed to contractually waive all or a portion of its fees or reimburse the Funds for certain operating expenses, to the extent necessary to limit each fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Funds invest; and litigation and other extraordinary expenses) to 0.99% and 1.49%, for Ethical Fund and Wise Fund, respectively, of average daily net assets for a five year period beginning July 1, 2009 and ending December 1, 2018 for the Ethical Fund and  December 1, 2008 and ending December 1, 2018 for the Wise Fund.  Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the Funds within three fiscal years after such reimbursement or waiver occurred, if the Funds are able to make the repayment without exceeding the expense limitations (or, if less, the expense limitation then in place). For the six months ended December 31, 2013, the Adviser waived fees of $51,283 for the Ethical Fund. For the six months ended December 31, 2013, $682 was accrued but unpaid in recaptured waived fees for the Wise Fund.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to the Adviser during the following three year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  As of December 31, 2013, the unreimbursed amounts paid or waived by the Adviser on behalf of the Ethical Fund and Wise Fund are $260,040 and $119,097, respectively.  As of December 31, 2013, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Ethical Fund	Wise Fund
June 30, 2011	June 30, 2014	$ 75,901	$ 62,620
June 30, 2012	June 30, 2015	$ 82,047	$ 37,113
June 30, 2013	June 30, 2016	$ 102,092	$ 19,364

Sub-advisory Agreement – The Adviser and the Board entered into a Sub-Advisory Agreement with Ziegler Capital Management (“Sub-Adviser”, “Ziegler”) on August 16, 2012, which was renewed by the Board at a meeting held on April 22, 2013.  The sub-advisory fee paid to Ziegler is paid by the Adviser, not the Fund and therefore does not impact the fees paid by the Fund.  The Fund receives additional research services and investment management expertise, from a reputable firm, without any additional impact on the Fund’s shareholders.

On November 30, 2013, the Sub-Adviser to the Ethical Fund was acquired by Stifel Financial Corp., but will remain a distinct entity. The company name of the Sub-Adviser was changed from Ziegler Lotsoff Capital Management to Zeigler Capital Management. There is no change to the Sub-Adviser Agreement. The Board approved an interim Sub-Advisory Agreement with Ziegler during the third quarter meeting on November 14, 2013. A shareholder vote will be held on February 26, 2014.

Administrative Agreement - The Funds have an Administrative Agreement with the Adviser.  Pursuant to the  Administrative Agreement, the Adviser, subject to the overall supervision and review of the Board, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds.  As such, each of the Funds pays the Adviser $750 per month, per Fund.   For the six months ended December 31, 2013, the Ethical Fund and the Wise Fund each paid the Adviser $4,536 for administrative services pursuant to the agreement.  As of December 31, 2013, each Fund owed the Adviser $764, respectively, in administrative fees.

Note 5.

Capital Share Transactions

The Board of Trustees is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the six months ended December 31, 2013 and year ended June 30, 2013:

Ethical Fund	Six Months Ended 12/31/2013		Year Ended 6/30/2013
	Shares	Amount	Shares	Amount
Shares Sold	621,852	$ 8,415,234	1,397,055	$ 15,612,832
Shares issued in reinvestment of distributions	128,305	1,696,197	13,620	147,094
Redemption fees	-	26	-	334
Shares redeemed	(199,828)	(2,707,222)	(661,692)	(7,521,021)
Net Increase	550,329	$ 7,404,235	748,983	$ 8,239,239

As of December 31, 2013, paid-in-capital totaled $33,639,946.

The following is a summary of capital share activity for the six months ended December 31, 2013 and year ended June 30, 2013:

Wise Fund	Six Months Ended 12/31/2013		Year Ended 6/30/2013
	Shares	Amount	Shares	Amount
Shares Sold	1,334,877	$ 13,643,214	3,099,356	$ 31,804,165
Shares issued in reinvestment of distributions	7,303	74,206	2,617	26,821
Shares redeemed	(887,590)	(9,041,413)	(815,646)	(8,389,151)
Net Increase	454,590	$ 4,676,007	2,286,327	$ 23,441,835

As of December 31, 2013, paid-in-capital totaled $58,614,458.

Shareholders of the Ethical and Wise Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 90 days after their purchase. For the six months ended December 31, 2013, $26 of redemption fees was collected from shareholders of the Ethical Fund and reclassified to paid-in-capital. For the six months ended December 31, 2013, no redemption fees were collected from shareholders of the Wise Fund.

Note 6.

Investment Transactions

For the six months ended December 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $10,630,638 and $9,591,327, respectively, for the Ethical Fund. For the six months ended December 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,799,092 and $3,900,610, respectively, for the Wise Fund.

Note 7.

Tax Matters

As of December 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Ethical Fund	Wise Fund
Federal tax cost of investments, including short-term investments *	$ 31,319,332	$ 44,158,151

Gross tax appreciation of investments	$ 10,919,965	$ 1,264,145
Gross tax depreciation of investments	$ (106,611)	$ (756,055)
Net tax appreciation (depreciation)	$ 10,813,354	$ 508,090

Each Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, at June 30, 2013, the following represents the tax basis capital gains and losses and undistributed ordinary income:

	Ethical Fund	Wise Fund
Undistributed ordinary income	$ -	$ 419,371
Accumulated realized gains	$ 3,503,199	$ -

* The difference between the book cost and tax cost of investments for the Ethical Fund represents disallowed wash sales for tax purposes.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.  Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States

The Funds paid the following distributions for the six months ended December 31, 2013 and year ended June 30, 2013:

Ethical Fund
Six Months Ended	$ Amount	Tax Character
12/31/2013	$ 25,890	Ordinary Income
12/31/2013	$3,798,015	Long-Term Capital Gain
12/31/2013	$ 858,987	Short-Term Capital Gain

Year Ended	$ Amount	Tax Character
6/30/2013	$ 34,310	Ordinary Income
6/30/2013	$ 113,586	Long-Term Capital Gain
6/30/2013	$ 273,697	Short-Term Capital Gain

Wise Fund
Six Months Ended	$ Amount	Tax Character
12/31/2013	$ 282,456	Ordinary Income
12/31/2013	$ 11,251	Long-Term Capital Gain
12/31/2013	$ 618,395	Short-Term Capital Gain

Year Ended	$ Amount	Tax Character
6/30/2013	$ 724,307	Ordinary Income
6/30/2013	$ 34,295	Long-Term Capital Gain
6/30/2013	$ 261,111	Short-Term Capital Gain

Note 8.

Distribution Plan

The Funds maintain a distribution expense plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows the Funds to pay distribution expenditures incurred in connection with the sale and promotion of the Funds and the furnishing of services to shareholders of the Funds.  The Plan provides that the Funds may pay up to a maximum on an annual basis of 0.15% and 0.05% of the average daily value of the net assets of the Funds for the Ethical Fund and Wise Fund, respectively.  As of July 1, 2011,  permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Funds; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Funds’ Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably calculated to result in sales of shares of the Funds; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Funds’ assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2013, the Ethical Fund incurred $29,833 in distribution fees and the Wise Fund incurred $13,807 in distribution fees.  As of December 31, 2013, $37,031 was owed to the Adviser in distribution fees for the Ethical Fund.

Note 9.

Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2013, FolioFn, in aggregate, owned approximately 61.03% and 88.46% of the shares of the Ethical Fund and the Wise Fund, respectively, for the benefit of others. As a result, FolioFn may be deemed to control the Funds.

Azzad Funds
Expense Illustration
December 31, 2013 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2013 through December 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Ethical Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013

Actual	$1,000.00	$1,212.06	$5.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Azzad Wise Capital Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013

Actual	$1,000.00	$1,021.99	$7.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD FUNDS

TRUSTEES AND OFFICERS

DECEMBER 31, 2013 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Age: 77	Trustee Since 2000	2	General Secretary & Director of IQRA International Education Foundation (publisher of religious books) (1995 to present)
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Age: 65	Trustee Since 2000	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)
Abed Awad, Esq. 777 Terrance Ave., Ste. 303 Hasbrouck Hts., NY 07604 Age: 44	Trustee Since 2013	2	Partner at Awad & Khoury, Attorneys at Law, Hasbrouck Heights, NJ (since August 2010), Principal at Law Offices of Abed Awad, Clifton, NJ (September 1999 – August 2010)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Bashar Qasem 3141 Fairview Park Drive Suite 460 Falls Church, VA 22042 Age: 49	Chairman, Treasurer and Trustee Since 2001	2	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management Inc. (investment adviser) (1997 to 1999)
Jamal Elbarmil 3141 Fairview Park Drive Suite 460 Falls Church, VA 22041 Age: 52	Secretary Since 2001	2	Vice President and Portfolio Manager of Azzad Asset Management, Inc. (since 2001).
Manal Fouz* 3141 Fairview Park Drive Suite 460 Falls Church, VA 22041 Age: 39	Chief Compliance Officer Since 2007	2	Operations Manager and Compliance Officer for Azzad Asset Management, Inc. (since 2002)

*Manal Fouz is the wife of Bashar Qasem.

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2013 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

Board of Trustees

Syed Shamshad Husain

Syed K. Raheemullah

Bashar Qasem

Abed Awad, Esq.

Investment Adviser

Azzad Asset Management, Inc.

Sub-Adviser

Ziegler Lotsoff Capital Management

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Azzad Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 5, 2014